UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS SHORT-TERM

INVESTMENT GRADE BOND FUND

FORM N-Q

September 30, 2007

Legg Mason Partners Short-Term Investment Grade Bond Fund

Schedule of Investments (unaudited)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 35.5%
Capital Markets - 2.9%
$1,540,000	Bear Stearns Co., Inc., Senior Notes, 6.400% due 10/2/17 (a)	$1,535,956
620,000	Goldman Sachs Capital III, 6.350% due 9/1/12 (b)	563,815
480,000	Goldman Sachs Group Inc., 6.600% due 1/15/12	503,472
1,700,000	Kaupthing Bank HF, Notes, 5.750% due 10/4/11 (c)	1,679,617
650,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 11/29/49 (b)	619,883
470,000	Lehman Brothers Holdings Inc., Subordinated Notes, 6.500% due 7/19/17	477,173
1,000,000	Merrill Lynch & Co. Inc., Medium-Term Notes, 4.790% due 8/4/10	984,266
1,000,000	Merrill Lynch & Co., Inc., Senior Notes, Medium-Term Notes, 6.050% due 8/15/12 (a)	1,026,392
460,000	Morgan Stanley, Notes, 6.600% due 4/1/12	478,214

	Total Capital Markets	7,868,788

Commercial Banks - 4.7%
	Glitnir Banki HF:
2,000,000	Notes, 5.800% due 1/21/11 (b)(c)	1,954,468
300,000	Subordinated Notes, 6.693% due 6/15/16 (b)(c)	306,852
1,100,000	Landsbanki Islands HF, 6.100% due 8/25/11 (c)	1,115,402
1,460,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (b)(c)	1,467,282
1,050,000	Russian Agricultural Bank, Loan Participation Notes, 6.299% due 5/15/17 (c)	991,095
1,370,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 1/29/49 (b)(c)	1,272,371
230,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36 (a)(b)	209,316
610,000	TuranAlem Finance BV, Bond, 6.735% due 1/22/09 (b)(c)	600,088
1,840,000	VTB Capital SA for Vneshtorgbank, Loan Participation Notes, 5.956% due 8/1/08 (b)(c)	1,823,900
2,800,000	Wachovia Capital Trust III, Bank Guaranteed, 5.800% due 3/15/42 (a)(b)	2,783,360
600,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	552,402

	Total Commercial Banks	13,076,536

Commercial Services & Supplies - 0.7%
1,000,000	International Lease Finance Corp., 5.000% due 4/15/10 (a)	996,321
1,000,000	Waste Management Inc., Senior Notes, 7.375% due 8/1/10 (a)	1,059,083

	Total Commercial Services & Supplies	2,055,404

Consumer Finance - 0.8%
1,500,000	American Express Co., Subordinated Debentures, 6.800% due 9/1/66 (a)(b)	1,539,747
790,000	Nelnet Inc., Notes, 7.400% due 9/29/36 (a)(b)	775,583

	Total Consumer Finance	2,315,330

Diversified Financial Services - 7.0%
2,000,000	AGFC Capital Trust I, 6.000% due 1/15/67 (b)(c)	1,877,332
1,300,000	Aiful Corp., Notes, 5.000% due 8/10/10 (c)	1,257,604
800,000	Capmark Financial Group Inc., 5.875% due 5/10/12 (c)	729,292
1,150,000	Countrywide Home Loans Inc., Unsecured Notes, 6.250% due 4/15/09 (a)	1,093,636
850,000	Merna Reinsurance Ltd., Subordinated Notes, 7.110% due 7/7/10 (b)(c)	849,873
1,000,000	MUFG Capital Finance 1 Ltd., Preferred Securities, 6.346% due 7/25/16 (a)(b)(d)	952,135
	Residential Capital Corp.:
710,000	7.800% due 11/21/08 (b)	638,113
4,840,000	Notes, 7.375% due 6/30/10 (a)	4,019,547
	Residential Capital LLC, Senior Notes:
4,000,000	7.460% due 4/17/09 (a)(b)	3,405,000
1,490,000	7.595% due 5/22/09 (a)(b)	1,268,363
	TNK-BP Finance SA:

See Notes to Schedule of Investments.

Legg Mason Partners Short-Term Investment Grade Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
Diversified Financial Services - 7.0% (continued)
$1,850,000	6.875% due 7/18/11 (a)(c)	$1,840,750
100,000	Notes, 6.125% due 3/20/12 (c)	96,050
1,420,000	ZFS Finance USA Trust I, 6.844% due 12/15/65 (b)(c)	1,349,298

	Total Diversified Financial Services	19,376,993

Diversified Telecommunication Services - 4.2%
1,400,000	British Telecommunications PLC, Notes, 8.625% due 12/15/10 (a)	1,542,408
1,300,000	Deutsche Telekom International Finance BV, 8.000% due 6/15/10 (a)	1,393,382
1,500,000	France Telecom SA, Notes, 7.750% due 3/1/11 (a)	1,613,592
1,300,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10 (a)	1,399,250
1,400,000	New England Telephone & Telegraph Co., Notes, 5.875% due 4/15/09 (a)	1,413,006
970,000	Qwest Corp., Senior Notes, 7.875% due 9/1/11 (a)	1,023,350
1,500,000	Telecom Italia Capital SA, 5.836% due 2/1/11 (a)(b)	1,495,953
1,700,000	Telefonica Emisiones SAU, 5.690% due 2/4/13 (a)(b)	1,670,690

	Total Diversified Telecommunication Services	11,551,631

Electric Utilities - 0.8%
1,580,000	FirstEnergy Corp., Notes, 6.450% due 11/15/11 (a)	1,634,974
600,000	Pacific Gas & Electric Co., Mortgage, 4.800% due 3/1/14	572,734

	Total Electric Utilities	2,207,708

Health Care Equipment & Supplies - 0.7%
810,000	Baxter FinCo BV, 4.750% due 10/15/10 (a)	809,737
1,100,000	Hospira Inc., Senior Notes, 5.550% due 3/30/12 (a)	1,099,776

	Total Health Care Equipment & Supplies	1,909,513

Health Care Providers & Services - 0.4%
1,000,000	Quest Diagnostic Inc., Senior Notes, 5.125% due 11/1/10 (a)	999,324

Hotels, Restaurants & Leisure - 0.4%
1,000,000	Caesars Entertainment Inc., Senior Notes, 7.500% due 9/1/09 (a)	1,025,452

Independent Power Producers & Energy Traders - 0.7%
1,770,000	TXU Corp., Senior Notes, 4.800% due 11/15/09 (a)	1,794,353

Industrial Conglomerates - 0.7%
2,000,000	Tyco International Group SA, 6.375% due 10/15/11 (a)	2,048,344

IT Services - 0.3%
790,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	804,670

Media - 2.6%
1,750,000	Clear Channel Communications Inc., 4.250% due 5/15/09 (a)	1,668,711
1,500,000	Comcast Cable Communications, 6.875% due 6/15/09 (a)	1,541,818
1,600,000	Comcast Cable Communications Inc., Senior Notes, 6.750% due 1/30/11 (a)	1,660,744
1,000,000	News America Holdings Inc., 9.250% due 2/1/13 (a)	1,159,404
1,020,000	Time Warner Inc., 5.500% due 11/15/11 (a)	1,019,486

	Total Media	7,050,163

Metals & Mining - 0.8%
2,070,000	Vale Overseas Ltd., Notes, 6.250% due 1/23/17 (a)	2,103,532

Multi-Utilities - 0.5%
1,300,000	Dominion Resources Inc., Notes, 4.750% due 12/15/10 (a)	1,282,373

Multiline Retail - 0.4%
660,000	Federated Retail Holdings Inc., 5.350% due 3/15/12	647,842
500,000	May Department Stores Co., Notes, 5.750% due 7/15/14	484,297

	Total Multiline Retail	1,132,139

See Notes to Schedule of Investments.

Legg Mason Partners Short-Term Investment Grade Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 5.0%
$1,440,000	Amerada Hess Corp., 6.650% due 8/15/11 (a)	$1,506,715
2,000,000	Anadarko Finance Co., Senior Notes, 6.750% due 5/1/11 (a)	2,092,378
1,300,000	Apache Corp., Notes, 6.250% due 4/15/12 (a)	1,354,735
1,000,000	ConocoPhillips, 4.750% due 10/15/12	979,522
1,000,000	Devon Financing Corp. ULC, Notes, 6.875% due 9/30/11	1,058,016
1,000,000	Duke Capital LLC, Senior Notes, 6.250% due 2/15/13	1,023,239
1,170,000	El Paso Natural Gas Co., Senior Notes, 5.950% due 4/15/17 (c)	1,148,516
1,700,000	Kinder Morgan Energy Partners LP, 6.750% due 3/15/11 (a)	1,770,997
	Pemex Project Funding Master Trust:
377,000	6.994% due 6/15/10 (b)(c)	384,540
218,000	6.994% due 6/15/10 (b)(c)	222,360
1,399,000	Senior Notes, 6.180% due 12/3/12 (b)(c)	1,398,650
1,000,000	XTO Energy Inc., 5.650% due 4/1/16	979,240

	Total Oil, Gas & Consumable Fuels	13,918,908

Paper & Forest Products - 0.0%
80,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	83,134

Real Estate Investment Trusts (REITs) - 0.7%
2,090,000	iStar Financial Inc., 5.650% due 9/15/11 (a)	1,988,223

Wireless Telecommunication Services - 0.8%
1,290,000	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12	1,421,661
870,000	Vodafone Group PLC, 5.350% due 2/27/12	868,536

	Total Wireless Telecommunication Services	2,290,197

Thrifts & Mortgage Finance - 0.4%
1,190,000	Countrywide Home Loans Inc., 5.665% due 2/27/08 (b)	1,178,186

	TOTAL CORPORATE BONDS & NOTES (Cost - $100,366,777)	98,060,901

ASSET-BACKED SECURITIES - 8.2%
Home Equity - 7.5%
620,000	Ameriquest Mortgage Securities Inc., 5.461% due 1/25/36 (b)	589,140
434,292	Countrywide Asset-Backed Certificates, 4.800% due 5/25/32	421,437
2,025,217	Countrywide Home Equity Loan Trust, 6.303% due 8/15/37 (a)(b)	2,012,111
1,639,023	GSAMP Trust, 5.431% due 12/25/36 (b)(c)	1,524,357
	GSRPM Mortgage Loan Trust:
2,459,159	5.431% due 3/25/35 (b)(c)	2,336,422
3,045,819	5.531% due 3/25/37 (b)(c)	2,802,672
1,687,641	Irwin Home Equity, 4.720% due 6/25/25 (a)	1,674,402
	Long Beach Mortgage Loan Trust:
649,937	5.271% due 11/25/35 (a)(b)	645,741
2,455,529	5.221% due 5/25/36 (a)(b)	2,030,149
2,590,095	RAAC Series, 5.795% due 5/25/46 (b)(c)	2,382,991
2,884,020	SACO I Trust, 5.281% due 4/25/36 (a)(b)	2,442,534
1,727,012	Small Business Administration, 8.080% due 9/25/18 (a)(b)	1,819,127

	Total Home Equity	20,681,083

Diversified Financial Services - 0.7%
2,000,000	Rental Car Fin Corp., 5.331% due 6/25/09 (b)(c)	1,999,130

	TOTAL ASSET-BACKED SECURITIES (Cost - $24,258,023)	22,680,213

COLLATERALIZED MORTGAGE OBLIGATIONS - 29.1%
	American Home Mortgage Investment Trust:

See Notes to Schedule of Investments.

Legg Mason Partners Short-Term Investment Grade Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 29.1% (continued)
$2,777,786	5.294% due 6/25/45 (a)(b)	$2,751,927
2,832,448	5.421% due 11/25/45 (a)(b)	2,750,825
	Banc of America Funding Corp.:
906,582	4.106% due 3/20/35 (b)	893,571
2,023,885	5.666% due 5/20/36 (a)(b)	2,004,917
2,993,983	5.832% due 6/20/36 (a)(b)	2,998,169
	Banc of America Mortgage Securities:
605,777	4.412% due 9/25/32 (b)	604,135
1,563,285	4.112% due 4/25/33 (a)(b)	1,545,628
2,928,223	4.000% due 4/25/34 (a)	2,906,686
1,478,142	5.488% due 6/25/34 (b)	1,488,969
1,088,545	Bayview Commercial Asset Trust, 5.481% due 8/25/35 (b)(c)	1,010,322
2,277,163	CBA Commercial Small Balance Commercial Mortgage, 5.381% due 6/25/38 (a)(b)(c)	2,231,264
	Countrywide Alternative Loan Trust:
2,704,690	5.880% due 11/20/35 (a)(b)	2,641,176
827,469	5.441% due 11/25/35 (b)	801,590
2,291,909	5.321% due 7/25/46 (a)(b)	2,227,149
673,174	Countrywide Asset-Backed Certificates, 5.785% due 7/25/35 (b)	667,951
	Countrywide Home Loans:
2,703,467	4.000% due 3/25/33 (a)	2,556,918
162,126	3.876% due 11/19/33 (b)	160,645
	Countrywide Home Loan, Mortgage Pass-Through Trust:
1,356,462	7.450% due 11/25/34 (b)	1,398,293
869,115	Whole Loan, 3.691% due 3/25/33 (b)	867,379
934,946	CS First Boston Mortgage Securities Corp., 4.602% due 6/25/34 (b)	918,677
791,815	Downey Savings and Loan Association Mortgage Loan Trust, 5.753% due 3/19/45 (b)	778,565
	Federal Home Loan Mortgage Corp. (FHLMC):
304,579	4.500% due 4/15/32	272,341
390,300	Structured Pass Through Securities, 6.500% due 9/25/43 (b)	400,915
	Federal National Mortgage Association (FNMA):
62,660	4.250% due 8/25/43	62,439
1,934,219	6.490% due 4/25/45 (a)(b)	1,983,066
4,140,960	First Horizon Mortgage Pass-Through Trust, 4.458% due 2/25/35 (a)(b)	4,244,509
861,802	Greenpoint Mortgage Funding Trust, 5.361% due 9/25/35 (b)	846,167
1,945,508	GSMPS Mortgage Loan Trust, 5.481% due 9/25/35 (b)(c)	1,949,592
2,165,729	GSR Mortgage Loan Trust, 5.345% due 9/25/34 (a)(b)	2,156,182
1,274,300	Harborview Mortgage Loan Trust, 5.743% due 3/19/37 (b)	1,253,029
1,479,176	Indymac Index Mortgage Loan Trust, 5.491% due 1/25/35 (b)	1,445,540
670,653	JP Morgan Mortgage Trust, 3.756% due 11/25/33 (b)	662,181
2,243,954	Luminent Mortgage Trust, 5.331% due 2/25/46 (a)(b)	2,204,148
	MASTR:
665,299	Adjustable Rate Mortgages Trust, 5.904% due 12/25/33 (b)	681,760
	Asset Securitization Trust:
344,584	4.375% due 5/25/33	333,144
1,118,505	5.000% due 2/25/34	1,110,698
	Merrill Lynch Mortgage Investors Inc.:
2,420,236	5.166% due 3/25/33 (a)(b)	2,428,410
297,385	6.424% due 9/25/33 (b)	302,926
1,771,626	New York Mortgage Trust Inc., 5.461% due 8/25/35 (a)(b)	1,759,629
1,496,608	Nomura Asset Acceptance Corp., 4.907% due 12/25/34 (b)	1,481,905
	Structured Adjustable Rate Mortgage Loan Trust:
853,563	5.349% due 1/25/35 (b)	849,608
1,098,449	5.060% due 7/25/35 (b)	1,088,466
	Structured ARM Loan Trust:

See Notes to Schedule of Investments.

Legg Mason Partners Short-Term Investment Grade Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 29.1% (continued)
$601,764	3.640% due 4/25/34 (b)	$590,166
567,465	5.401% due 6/25/34 (b)	566,404
1,210,220	5.436% due 3/25/35 (b)	1,214,002
	Structured Asset Securities Corp.:
2,654,982	6.500% due 3/25/32 (a)	2,652,245
400,176	6.846% due 5/25/32 (a)(b)	399,141
331,589	7.304% due 6/25/32 (b)	330,341
515,848	7.403% due 8/25/32 (b)	514,522
1,830,202	4.260% due 3/25/34 (a)(b)	1,807,229
196,334	7.083% due 5/25/34 (b)	197,288
1,819,990	6.542% due 6/25/35 (b)(c)	1,824,540
	Washington Mutual Inc.:
905,865	5.421% due 7/25/45 (b)	881,753
1,008,627	5.451% due 7/25/45 (b)	996,748
	Washington Mutual Mortgage Pass-Through Certificates:
1,403,130	5.500% due 5/25/33	1,401,563
1,140,924	Whole Loan, 4.208% due 6/25/33	1,130,812
2,314,356	Washington Mutual Pass-Through Certificates, 5.411% due 11/25/45 (a)(b)	2,262,570
	Wells Fargo Mortgage Backed Securities Trust:
782,434	4.500% due 6/25/33	776,254
1,015,478	5.619% due 7/25/34 (b)	1,020,018

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $81,017,652)	80,287,007

MORTGAGE-BACKED SECURITIES - 30.6%
FNMA - 30.6%
	Federal National Mortgage Association (FNMA):
35,828	7.060% due 5/1/32 (b)	36,085
314,365	7.120% due 8/1/32 (b)	316,740
1,135,343	4.846% due 12/1/32 (b)	1,150,975
1,179,805	4.670% due 1/1/33 (b)	1,189,732
2,042,258	4.512% due 6/1/33 (a)(b)	2,017,767
2,029,128	3.913% due 5/1/34 (a)	2,011,115
4,085,406	4.811% due 5/1/35 (a)(b)	4,093,178
15,600,000	5.000% due 10/1/37-11/1/37 (e)	14,878,812
39,300,000	6.000% due 10/1/37-11/1/37 (e)	39,323,492
6,150,000	6.500% due 10/1/37 (e)	6,262,428
13,650,000	5.500% due 11/1/37 (e)	13,362,067

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $84,769,073)	84,642,391

SOVEREIGN BOND - 0.1%
Russia - 0.1%
218,900	Russian Federation, 7.500% due 3/31/30 (c) (Cost - $234,850)	245,168

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 10.8%
U.S. Government Agencies - 7.5%
6,000,000	Federal Home Loan Bank (FHLB), 5.000% due 2/20/09 (a)	6,043,500
	Federal Home Loan Mortgage Corp. (FHLMC):
6,000,000	4.750% due 3/5/09 (a)	6,025,104
710,000	Notes, 5.125% due 8/23/10	723,704
	Federal National Mortgage Association (FNMA):
6,000,000	Notes, 5.000% due 9/15/08 (a)	6,041,064
1,946,246	Six Month LIBOR, 4.645% due 4/1/33 (a)(b)	1,957,476

	Total U.S. Government Agencies	20,790,848

See Notes to Schedule of Investments.

Legg Mason Partners Short-Term Investment Grade Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
U.S. Government Obligations - 3.3%
	U.S. Treasury Notes:
$200,000	3.125% due 9/15/08 (f)	$198,328
7,620,000	4.500% due 9/30/11 (a)	7,724,181
1,000,000	4.625% due 10/31/11	1,018,126

	Total U.S. Government Obligations	8,940,635

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $29,467,006)	29,731,483

U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.2%
994,554	U.S. Treasury Bonds, Inflation Indexed, 2.375% due 1/15/25	1,003,645
	U.S. Treasury Notes, Inflation Indexed:
535,450	1.875% due 7/15/15	521,437
2,991,176	2.500% due 7/15/16 (a)	3,047,730
4,358,880	2.375% due 1/15/17 (a)	4,391,576

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $8,690,871)	8,964,388

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $328,804,252)	324,611,551

SHORT-TERM INVESTMENTS - 9.9%
U.S. Government Agency - 0.4%
1,200,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.203% due 3/17/08 (f)(g) (Cost - $1,171,944)	1,175,613

Repurchase Agreement - 9.5%
26,234,000	Morgan Stanley repurchase agreement dated 9/28/07, 4.900% due 10/1/07; Proceeds at maturity - $26,244,712; (Fully collateralized by U.S. government agency obligations, 5.000% to 6.500% due 12/1/15 to 10/1/37; Market value - $27,011,289) (Cost - $26,234,000) (a)	26,234,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $27,405,944)	27,409,613

	TOTAL INVESTMENTS - 127.4% (Cost - $356,210,196#)	352,021,164

	Liabilities in Excess of Other Assets - (27.4)%	(75,662,749)

	TOTAL NET ASSETS - 100.0%	$276,358,415

(a)	All or a portion of this security is segregated for open futures contracts and to-be-announced (“TBA”) securities.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage

LIBOR	— London Interbank Offered Rate

MASTR	— Mortgage Asset Securitization Transactions Inc.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Short-Term Investment Grade Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate diversified fund of Legg Mason Partners Funds, Inc. (the “Company”), a Maryland corporation registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically, but not necessarily, to hedge against the economic impact of adverse changes in the market value of portfolio securities due to change in interest rates, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

(f) Credit and Market Risk. Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

2. Investments

At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,584,111
Gross unrealized depreciation	(5,773,143)

Net unrealized depreciation	$(4,189,032)

At September 30, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Eurodollar	59	12/07	$13,995,095	$14,035,362	$40,267
U.S. 2 Year Treasury Notes	449	12/07	92,500,948	92,964,047	463,099

					503,366

Contracts to Sell:
U.S. 5 Year Treasury Notes	62	12/07	$6,624,354	$6,635,938	$(11,584)
U.S. 10 Year Treasury Notes	412	12/07	44,813,745	45,023,875	(210,130)

					(221,714)

Net Unrealized Gain on Open Futures Contracts					$281,652

At September 30, 2007, the Fund held TBA securities with a total cost of $73,843,641.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 29, 2007

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: November 29, 2007